Operating revenue	3 Months Ended
Mar. 31, 2024
Notes and other explanatory information [abstract]
Operating revenue

26	Operating revenue

Reconciliation from gross operating revenue to net operating revenue:

	January to March 2024	January to March 2023

Revenue from sanitation services (i)	5,661,099	4,909,274
Construction revenue	1,336,778	1,179,534
Sales tax	(410,786)	(370,298)
Regulation, Control and Oversight Fee (TRCF)	(26,845)	(20,141)
Net revenue	6,560,246	5,698,369

(i)	Includes R$ 28,406 from the TRCF charged from customers from January to March 2024 (R$ 24,019 from January to March 2023), referring to the municipalities regulated by ARSESP.